The Company’s Share-based Compensation Plan (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Apr. 22, 2022	Dec. 31, 2022
Companys Share-based Compensation Plan
Number of treasury share	140,129
Salaries and social security taxes		$ 14